Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	€ (1,667)	€ (512)	€ (5,021)
Other comprehensive income (loss):
Foreign currency translation adjustments	(374)	151	154
Provision for retirement indemnities	18	(141)	(48)
Comprehensive income (loss), net of tax	€ (2,023)	€ (502)	€ (4,915)